Hotchkis & Wiley Large Cap Disciplined Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Aerospace & Defense - 1.7%
Boeing Co. (a)	3,760	$748,353
General Dynamics Corp.	1,700	583,474
		1,331,827

Air Freight & Logistics - 2.2%
FedEx Corp.	4,820	1,716,788

Automobile Components - 3.7%
Aptiv PLC (a)	11,600	805,504
BorgWarner, Inc.	9,170	497,564
Magna International, Inc.	28,070	1,566,587
		2,869,655

Automobiles - 2.3%
General Motors Co.	23,900	1,780,550

Banks - 10.9%
Bank of America Corp.	16,400	799,500
Citigroup, Inc.	20,654	2,342,370
Citizens Financial Group, Inc.	6,200	371,814
First Citizens BancShares, Inc. - Class A	525	989,446
Truist Financial Corp.	20,040	921,239
US Bancorp	32,400	1,685,124
Wells Fargo & Co.	18,200	1,448,902
		8,558,395

Beverages - 1.0%
Constellation Brands, Inc. - Class A	5,300	795,000

Capital Markets - 1.9%
State Street Corp.	11,900	1,506,064

Chemicals - 3.3%
Olin Corp.	25,000	743,250
PPG Industries, Inc.	17,400	1,859,712
		2,602,962

Communications Equipment - 7.5%
F5, Inc. (a)	12,100	3,500,893
Telefonaktiebolaget LM Ericsson - ADR (b)	213,950	2,411,217
		5,912,110

Construction & Engineering - 0.4%
Fluor Corp. (a)	7,200	335,880

Distributors - 0.7%
Genuine Parts Co.	5,400	571,050

Electric Utilities - 0.8%
PPL Corp.	15,570	594,774

Electronic Equipment, Instruments & Components - 1.4%
CDW Corp.	5,100	617,202
TE Connectivity PLC	2,400	501,648
		1,118,850

Energy Equipment & Services - 2.7%
NOV, Inc.	36,500	686,565
SLB Ltd.	27,400	1,408,086
		2,094,651

Financial Services - 2.6%
Corebridge Financial, Inc.	26,300	627,518
Fidelity National Information Services, Inc.	9,740	456,903
Fiserv, Inc. (a)	17,080	953,064
		2,037,485

Food Products - 3.6%
Conagra Brands, Inc.	18,450	290,034
J M Smucker Co.	6,100	588,284
Kraft Heinz Co.	46,480	1,045,335
Mondelez International, Inc. - Class A	14,900	858,836
		2,782,489

Ground Transportation - 0.8%
Norfolk Southern Corp.	2,200	631,400

Health Care Equipment & Supplies - 5.0%
GE HealthCare Technologies, Inc.	26,412	1,880,006
Medtronic PLC	13,482	1,168,215
Zimmer Biomet Holdings, Inc.	9,440	853,565
		3,901,786

Health Care Providers & Services - 7.7%
Centene Corp. (a)	8,010	262,248
Cigna Group	1,300	346,775
CVS Health Corp.	8,120	583,178
Elevance Health, Inc.	6,460	1,891,165
Humana, Inc.	4,700	814,933
Labcorp Holdings, Inc.	3,100	827,111
UnitedHealth Group, Inc.	4,900	1,325,891
		6,051,301

Insurance - 3.5%
American International Group, Inc.	28,800	2,167,200
Hartford Insurance Group, Inc.	4,500	608,535
		2,775,735

Interactive Media & Services - 1.1%
Alphabet, Inc. - Class A	3,100	891,436

IT Services - 0.7%
Cognizant Technology Solutions Corp. - Class A	9,500	582,825

Machinery - 7.1%
CNH Industrial NV	120,700	1,327,700
Cummins, Inc.	1,750	941,535
Deere & Co.	1,100	619,630
Fortive Corp.	14,500	801,560
PACCAR, Inc.	9,200	1,062,600
Stanley Black & Decker, Inc.	5,700	405,042
Timken Co.	4,400	442,508
		5,600,575

Media - 4.9%
Comcast Corp. - Class A	76,500	2,196,315
Omnicom Group, Inc.	15,200	1,144,712
WPP PLC - ADR (b)	34,500	536,475
		3,877,502

Multi-Utilities - 2.5%
Dominion Energy, Inc.	31,100	1,922,602

Oil, Gas & Consumable Fuels - 9.0%
APA Corp.	78,600	3,335,784
ConocoPhillips	4,569	603,108
Ovintiv, Inc.	24,500	1,454,320
Shell PLC - ADR	17,862	1,661,166
		7,054,378

Personal Care Products - 0.6%
Unilever PLC - ADR	8,622	491,195

Pharmaceuticals - 0.6%
GSK PLC - ADR	8,340	460,285

Software - 7.2%
Salesforce, Inc.	10,700	1,997,369
Workday, Inc. - Class A (a)	27,900	3,624,768
		5,622,137

Specialty Retail - 0.4%
Lithia Motors, Inc.	1,100	274,692
TOTAL COMMON STOCKS (Cost $65,332,573)		76,746,379

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.0%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (c)	2,404,285	2,404,285
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,404,285)		2,404,285

MONEY MARKET FUNDS - 2.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (c)	1,783,664	1,783,664
TOTAL MONEY MARKET FUNDS (Cost $1,783,664)		1,783,664

TOTAL INVESTMENTS - 103.1% (Cost $69,520,522)		80,934,328
Liabilities in Excess of Other Assets - (3.1)%		(2,436,388)
TOTAL NET ASSETS - 100.0%		$78,497,940

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $2,343,225.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Hotchkis & Wiley Large Cap Disciplined Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$76,746,379	$–	$–	$76,746,379
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	2,404,285
Money Market Funds	1,783,664	–	–	1,783,664
Total Investments	$78,530,043	$–	$–	$80,934,328

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,404,285 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.